Ordinary Shares (Details)		12 Months Ended
		Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 shares
Ordinary Shares [Line Items]
Ordinary share, shares authorized		5,000,000,000
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.00001
Existing Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.0001
Ordinary share, shares issued		500,000,000
Ordinary share, shares outstanding		500,000,000
Authorized share capital (in Dollars) | $		$ 50,000
Recapitalization factor (in Dollars per share) | $ / shares		$ 0.72
Board of Directors [Member]
Ordinary Shares [Line Items]
Ordinary share, shares authorized		1,000,000,000
Designated shares		1,000,000,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary share, shares authorized	[1]	3,000,000,000	3,000,000,000
Ordinary share, shares issued	[1]	319,108,190	312,720,720
Ordinary share, shares outstanding	[1]	319,108,190	312,720,720
Number of votes		1
Ordinary shares		1
Converted shares		6,387,470
Class A Ordinary Shares [Member] | Chenghe [Member]
Ordinary Shares [Line Items]
Ordinary share, shares issued		3,512,470
Ordinary share, shares outstanding		3,512,470
Class A Ordinary Shares [Member] | A&R Company Listing Articles [Member]
Ordinary Shares [Line Items]
Ordinary share, shares issued			312,720,720
Ordinary share, shares outstanding		319,108,190
Class A Ordinary Shares [Member] | Public Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary share, shares outstanding		3,202,470
Class A Ordinary Shares [Member] | Underwriters [Member]
Ordinary Shares [Line Items]
Ordinary share, shares outstanding		310,000
Class A Ordinary Shares [Member] | Existing Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary share, shares issued		312,720,720
Common Class B [Member]
Ordinary Shares [Line Items]
Ordinary share, shares authorized	[1]	1,000,000,000	1,000,000,000
Ordinary share, shares issued	[1]	47,279,280	47,279,280
Ordinary share, shares outstanding	[1]	47,279,280	47,279,280
Number of votes		10
Ordinary shares		1
Common Class B [Member] | Chenghe [Member]
Ordinary Shares [Line Items]
Ordinary share, shares issued		2,875,000
Ordinary share, shares outstanding		2,875,000
Common Class B [Member] | A&R Company Listing Articles [Member]
Ordinary Shares [Line Items]
Ordinary share, shares issued			47,279,280
Ordinary share, shares outstanding		47,279,280
Common Class B [Member] | Sponsor [Member]
Ordinary Shares [Line Items]
Ordinary share, shares outstanding		2,875,000
Common Class B [Member] | Existing Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary share, par value (in Dollars per share) | $ / shares		$ 0.00001
Ordinary share, shares issued		47,279,280

[1]	Par value of ordinary shares, additional paid-in capital, and share data have been retroactively restated to give effect to the Reverse Recapitalization related to the Business Combination completed on August 7, 2025. (Note 1)